SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	8,518,616	12,191,029
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	6,818,616	9,164,647
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	1,700,000	74,001
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share		2,952,381